Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of preparation and accounting policies

1 Basis of preparation and accounting policies

Basis of preparation

The shares of RELX PLC are traded on the London, Amsterdam and New York stock exchanges. RELX PLC and its subsidiaries, joint ventures and associates are together known as ‘RELX’.

Up until the corporate simplification, consolidated accounts were prepared on the basis that all shareholders were regarded as having interests in a single economic entity, and as such the dual parent Group formed a single reporting entity for the presentation of  onsolidated financial statements.

The corporate simplification as described on page 72 therefore has had no impact on the basis of preparation of the consolidated financial statements.

In preparing the consolidated financial statements, subsidiaries are accounted for under the acquisition method and investments in associates and joint ventures are accounted for under the equity method. All intra-group transactions and balances are eliminated.

On acquisition of a subsidiary, or interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group.

Non-controlling interests in the net assets of the Group are identified separately from shareholders’ equity. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling share of changes in equity since the date of acquisition.

The Directors of RELX PLC, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial statements for the year ended 31 December 2018.

Accounting policies

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and as issued by the International Accounting Standards Board (IASB). The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2017 and 2016, with the exception of policies relating to the adoption of IFRS 9 –Financial Instruments, IFRS 15- Revenue from Contracts with Customers and IFRS 16-Leases.

Restatement

The consolidated financial statements have been restated for the retrospective adoption of IFRS 9 Financial Instruments, IFRS 15 Revenue from Contracts with Customers and IFRS 16 Leases. Each note identifies when comparatives have been restated.

Foreign exchange translation

The consolidated financial statements are presented in sterling.

Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction. Non-monetary assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 150 to 155.

Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction. Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period.

The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 150.

Critical judgements and key sources of estimation uncertainty

The most significant accounting policies in determining the financial condition and results of the Group, and those requiring the most subjective or complex judgement, relate to and are included in the following notes:

∎	valuation of goodwill and intangible assets – notes 14 and 15;
∎	capitalisation of development spend – note 15;
∎	taxation – note 9; and
∎	accounting for defined benefit pension schemes – note 6.

Other significant accounting policies

The accounting policy in respect of revenue recognition is also significant in determining the financial condition and results of the Group, although the application of this policy is more straight forward. This policy is included in note 2.

Standards and amendments effective for the year

New accounting standards and amendments effective for the period and adopted by the Group in 2018 are

IFRS 9 – Financial Instruments and IFRS 15 – Revenue from Contracts with Customers. IFRS 16 – Leases has also been adopted in the period, a year earlier than its mandatory effective date of 1 January 2019.

The impact of the adoption of these standards on the full year 2017 results is as follows:

	2016 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2016 as restated £m
Income statement
Revenue	6,895	–	(6)	–	6,889
Reported operating profit	1,708	–	(6)	6	1,708
Net finance costs	(195)	(2)	–	(16)	(213)
Reported net profit attributable to RELX PLC shareholders	1,161	(2)	(4)	(5)	1,150
Reported EPS	56.3p	(0.1p)	(0.2p)	(0.2p)	55.8p
Statement of financial position
Right of use assets	20	–	–	306	326
Borrowings (including lease liability)	(4,843)	17	–	(430)	(5,256)
Finance lease receivable	–	–	–	63	63
Deferred income	(1,941)	–	(67)	–	(2,008)

	2017 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2017 as restated £m
Income statement
Revenue	7,355	–	(14)	–	7,341
Adjusted operating profit	2,284	–	(11)	11	2,284
Reported operating profit	1,905	–	(11)	11	1,905
Net finance costs	(182)	(2)	–	(15)	(199)
Adjusted net profit attributable to RELX PLC shareholders	1,635	(2)	(9)	(4)	1,620
Reported net profit attributable to RELX PLC shareholders	1,659	(2)	(9)	–	1,648
Adjusted EPS	81.0p	(0.1p)	(0.5p)	(0.2p)	80.2p
Reported EPS	82.2p	(0.1p)	(0.5p)	–	81.6p
Statement of financial position
Right of use asset	16	–	–	271	287
Borrowings (including lease liability)	(4,886)	14	–	(381)	(5,253)
Finance lease receivable	–	–	–	57	57
Deferred income	(1,834)	–	(76)	–	(1,910)

IFRS 9 – Financial Instruments

IFRS 9 replaces the existing classification and measurement requirements in IAS 39 – Financial Instruments: Recognition and Measurement. RELX has applied IFRS 9 retrospectively, with the exception of hedge accounting, which has been applied prospectively. The main impact on previously reported numbers results in a reduction to borrowings of £14m as at 31 December 2017 (31 December 2016: reduction of £17m), arising from a retrospective change in the treatment under IFRS 9 of certain debt modifications undertaken in 2012 and 2013.

IFRS 15 – Revenue from Contracts with Customers provides a single point of reference for revenue recognition, including guidance in relation to identification of the contract and licensing arrangements. RELX has adopted IFRS 15 on a fully retrospective basis. The main impact of IFRS 15 is a change in the timing of revenue recognition as a result of the guidance on identification and satisfaction of performance obligations under IFRS 15. The impact of IFRS 15 is greater at the half year, but the adoption is not considered overall to have a material impact on the results.

The impact on the income statement for the 12 months to 31 December 2017 is a decrease of £11m to both reported and adjusted operating profit (31 December 2016: decrease of £6m to reported operating profit).

IFRS 16 – Leases (early adoption and therefore effective for the 2018 financial year) eliminates the distinction between operating and finance leases and requires lessees to recognise all leases with a lease term of greater than 12 months in the statement of financial position. RELX has adopted this standard a year earlier than the mandatory effective date of 1 January 2019. IFRS 16 has been adopted on a fully retrospective basis.

The change in accounting standard results in both an asset and liability being brought onto the statement of financial position for the majority of leases where RELX is a lessee. The asset is then depreciated, and interest expense recognised over the life of the lease. The standard also gives guidance on the recognition of subleases, which results in finance sublease receivables being recognised on the balance sheet.

As at 31 December 2017, the restated statement of financial position includes additional right-of-use assets of £271m, finance lease receivables of £57m and additional lease liabilities of £381m (31 December 2016: right-of-use assets of £306m, finance lease recieveables of £63m and lease liabilities of £430m).

The impact on the income statement for the 12 months to 31 December 2017 is an increase of £11m to both reported and adjusted operating profit (31 December 2016: £6m increase to reported), offset by a net increase to finance costs of £15m (31 December 2016: £16m). After taking into account additional gains from disposals of right-of-use assets, there is no impact on reported net profit.

Opening balance sheet adjustment

An opening balance sheet adjustment has been made at 1 January 2016 to reflect the impact of adoption on prior years. The adjustment reduces opening retained earnings by £36m. This mainly relates to the recognition of lease expense earlier on in the lease under IFRS 16 and the deferral of revenue into future periods under IFRS 15.

Additionally, a number of amendments and interpretations have been issued which are not expected to have any significant impact on the Group’s accounting policies and reporting.

Standards, amendments and interpretations not yet effective

A number of amendments and interpretations have been issued which are not expected to have any significant impact on the accounting policies and reporting.